Sohu.com Limited Shareholders' Equity (Treasury Stock, Narrative) (Details) - Sohu American Depository Shares [Member] - Sohu Share Repurchase Program [Member] - USD ($) $ in Millions		12 Months Ended
	Nov. 13, 2021	Dec. 31, 2021
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program authorized amount	$ 100.0
Share repurchase program period	12 months
Stock repurchase program expiration date	Nov. 12, 2022
Number of shares repurchased		1,129,228
Aggregate cost of shares repurchased		$ 18.7